Borrowings (Details) $ in Millions		1 Months Ended					3 Months Ended	12 Months Ended			17 Months Ended	18 Months Ended
	Dec. 29, 2021 shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 EUR (€) tranche shares	Jul. 31, 2020 USD ($) tranche	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 29, 2021 EUR (€) shares	Dec. 29, 2021 USD ($) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 10, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total borrowings								€ 4,872,000						€ 4,582,000
Current portion								4,872,000						4,582,000
Gains on waiver of convertible debt									€ 1,866,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings								2,899,000						2,899,000
Accrued interest								1,973,000						1,683,000
RVO innovation credit for cystic sepofarsen program [Member]
Disclosure of detailed information about borrowings [line items]
Current portion								€ 2,899,000						€ 2,899,000
Notional amount																€ 3,907,000
Repayment of borrowings							€ 1,008,000
Conditional waiver of debt including accrued interest		€ 4,292,000
Convertible Debt | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares					302,676
Convertible loans Amylon Therapeutics B.V.
Disclosure of detailed information about borrowings [line items]
Notional amount															€ 2,300,000
Gains on waiver of convertible debt									€ 1,866,000	€ 1,144,000
Interest rate (as percent)															8.00%
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Interest rate (as percent)	8.20%											8.20%	8.20%
Warrants, economic lifetime								5 years
Convertible Debt Pontifax Medison Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount | $						$ 30.0
Proceeds from borrowings												€ 8,400,000	$ 10.0
Number of tranches | tranche						3
Maximum borrowing capacity per tranche | $						$ 10.0
Term of debt						54 months
Debt, interest only payment term						24 months
Convertible Debt Kreos Capital Debt Financing
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 15,000,000
Proceeds from borrowings											€ 5,000,000
Number of tranches | tranche					3
Maximum borrowing capacity per tranche					€ 5,000,000
Term of debt					54 months
Debt, interest only payment term					24 months
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings			€ 26,500,000	$ 30.0
Term of debt	54 months
Debt, interest only payment term	33 months
Number of tranches from original agreement replaced with amendment agreement	2
Convertible Debt Pontifax Medison and Kreos Capital Debt Financing, amended agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Number of shares exercisable for issued warrants | shares	376,952											376,952	376,952